Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Statutory Reserves

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Statutory reserve
Statutory general reserve (ii)
At January 1	273,438	275,320	41,154
Transfer from retained earnings	1,882	1,378	206

At December 31	275,320	276,698	41,360

General surplus reserve (iii)
At January 1 and December 31	25,706	25,706	3,842

Total	301,026	302,404	45,202

Note:

(i)

In accordance with the relevant regulations in the PRC, Yuchai and its subsidiaries are required to provide certain statutory reserves which are designated for specific purposes based on the net income reported in the PRC General Accepted Accounting Principles financial statements. The reserves are not distributable in the form of cash dividends.

(ii)

In accordance with the relevant regulations in the PRC, a 10% appropriation to the statutory general reserve based on the net income reported in the PRC financial statements is required until the balance reaches 50% of the authorized share capital of Yuchai and its subsidiaries. Statutory general reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the authorized share capital.

(iii)

General surplus reserve is appropriated in accordance with Yuchai’s Articles and resolution of the board of directors. General surplus reserve may be used to offset accumulated losses or increase the registered capital.

Summary of Other Components of Equity

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Other components of equity
Foreign currency translation reserve (i)	(82,939)	(39,215)	(5,862)
Performance shares reserve (ii)	19,758	19,758	2,953
Premium paid for acquisition of non-controlling interests	(11,541)	(11,541)	(1,725)
Fair value reserve (iii)	—	(79,948)	(11,950)

Total	(74,722)	(110,946)	(16,584)

Note:

(i)

Foreign currency translation reserve represents exchange differences arising from the translation of the financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

(ii)	Performance shares reserve comprises the cumulative value of employee services received in return for share-based compensation. The amount in the reserve is retained when the option is expired.

(iii)	Fair value reserve relates to the subsequent measurement of the Group’s bill receivables at fair value through OCI.